Income Taxes (Details) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 08, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income Tax Expense (Benefit)		$ 1,106,722	$ 2,418,441	$ 1,156,002	$ (2,097,705)
Uncertain tax positions		$ 0		0	$ 0
Tax Receivable Agreement, payout percentage	85.00%	85.00%
Increase in liability due to additional exchanges		$ 4,000,000
Increase in deferred tax asset		6,500,000
Liability related to TRA		$ 14,800,000		$ 10,800,000